Summary of Significant Accounting Policies - Effect of Adoption, Reserves For Future Policy Benefits and Claims Payable (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reserves for future policy benefits			$ 14,022,000,000
Reserves for future policy benefits and claims payable at January 1, 2021				$ 16,796,000,000
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reserves for future policy benefits			12,285,000,000
Other future policy benefits and claims payable			2,774,000,000
Reserves for future policy benefits and claims payable at January 1, 2021			16,796,000,000	22,512,000,000
Adjustment for loss contracts under the modified retrospective approach
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effect of changes in cash flow assumptions			37,000,000
Effect of remeasurement of liability at current discount rates
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effect of changes in cash flow assumptions			1,700,000,000
Revision of Prior Period, Accounting Standards Update, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reserves for future policy benefits and claims payable at January 1, 2021				(5,716,000,000)
Payout Annuity
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reserves for future policy benefits			1,295,000,000
Effect of changes in cash flow assumptions		$ 4,000,000		0
Reserves for future policy benefits and claims payable at January 1, 2021	$ 971,000,000	1,198,000,000
Payout Annuity | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reserves for future policy benefits			1,148,000,000
Payout Annuity | Adjustment for loss contracts under the modified retrospective approach
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effect of changes in cash flow assumptions			4,000,000
Payout Annuity | Effect of remeasurement of liability at current discount rates
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effect of changes in cash flow assumptions			143,000,000
Closed Block Life
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reserves for future policy benefits			6,384,000,000
Effect of changes in cash flow assumptions		331,000,000		0
Reserves for future policy benefits and claims payable at January 1, 2021	1,898,000,000	2,594,000,000
Closed Block Life | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reserves for future policy benefits			5,809,000,000
Closed Block Life | Adjustment for loss contracts under the modified retrospective approach
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effect of changes in cash flow assumptions			15,000,000
Closed Block Life | Effect of remeasurement of liability at current discount rates
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effect of changes in cash flow assumptions			560,000,000
Closed Block Annuity
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reserves for future policy benefits			6,343,000,000
Effect of changes in cash flow assumptions		(15,000,000)		0
Reserves for future policy benefits and claims payable at January 1, 2021	$ 4,432,000,000	$ 5,737,000,000
Closed Block Annuity | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reserves for future policy benefits			5,328,000,000
Closed Block Annuity | Adjustment for loss contracts under the modified retrospective approach
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effect of changes in cash flow assumptions			18,000,000
Closed Block Annuity | Effect of remeasurement of liability at current discount rates
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effect of changes in cash flow assumptions			$ 997,000,000
Reserve For Future Policy Benefits
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reserves for future policy benefits and claims payable at January 1, 2021				14,022,000,000
Reserve For Future Policy Benefits | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reserves for future policy benefits and claims payable at January 1, 2021				12,285,000,000
Reserve For Future Policy Benefits | Revision of Prior Period, Accounting Standards Update, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reserves for future policy benefits and claims payable at January 1, 2021				1,737,000,000
Other product lines
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reserves for future policy benefits and claims payable at January 1, 2021				2,774,000,000
Other product lines | As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reserves for future policy benefits and claims payable at January 1, 2021				10,227,000,000
Other product lines | Revision of Prior Period, Accounting Standards Update, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reserves for future policy benefits and claims payable at January 1, 2021				$ (7,453,000,000)